Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES & PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
Although we have granted stock options in the past, we do not currently grant stock options or similar instruments with option-like features. Accordingly, we have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.